CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 494,484	$ 275,707
Restricted cash	2,019	15,264
Accounts receivable, less allowances of $401,027 (2009-$332,541)	1,011,823	1,183,144
Inventories	418,965	368,477
Deferred income tax benefits	150,644	112,906
Rabbi trust assets	85,741	0
Other current assets	246,866	182,579
Current assets of discontinued operations	47,254	81,530
Total current assets	2,457,796	2,219,607
Properties and equipment, at cost less accumulated depreciation of $284,533 (2009-$300,655)	204,717	203,847
Goodwill	4,234,821	4,152,255
Identifiable intangible assets, less accumulated amortization of $219,107 (2009-$184,216)	259,809	293,831
Rabbi trust assets	0	133,040
Other noncurrent assets	156,941	147,037
Noncurrent assets of discontinued operations	49,329	174,487
Total noncurrent assets	4,905,617	5,104,497
Total assets	7,363,413	7,324,104
Current liabilities:
Accounts payable	233,396	256,929
Accrued employee compensation	59,417	36,900
Deferred revenue	2,352	1,827
Current debt	3,537	127,069
Other current liabilities	273,191	172,922
Current liabilities of discontinued operations	22,361	22,170
Total current liabilities	594,254	617,817
Long-term debt, notes and convertible debentures (Note 10)	2,106,758	1,980,239
Deferred income tax liabilities	737,383	574,146
Other noncurrent liabilities	109,074	275,909
Total noncurrent liabilities	2,953,215	2,830,294
Total liabilities	3,547,469	3,448,111
Commitments and contingencies (Note 17)
Stockholders' equity:
Common stock, $1 par value, 200,000,000 shares authorized, 129,634,300 shares issued (2009-127,824,800 shares issued)	129,634	127,825
Paid-in capital (Note 10)	2,424,978	2,269,905
Retained earnings	1,579,672	1,698,620
Treasury stock, at cost-13,011,700 shares (2009-7,545,000 shares)	(333,554)	(205,017)
Accumulated other comprehensive (loss) income	15,214	(15,340)
Total stockholders' equity	3,815,944	3,875,993
Total liabilities and stockholders' equity	$ 7,363,413	$ 7,324,104